Schedule of Purchase Price to Intangible Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Magical Beasts [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		$ 1,266,210
Magical Beasts [Member] | Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		151,800
Magical Beasts [Member] | Customer Base [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		651,220
Magical Beasts [Member] | Non Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		154,500
Magical Beasts [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		308,690
SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 1,379,237	1,379,237
SRM Entertainment [Member] | Distribution Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	437,300
SRM Entertainment [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 941,937	941,937
SRM Entertainment [Member] | Distribution Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		$ 437,300